Note 12 - Financial Instruments and Fair Value Disclosures - Financial Assets or Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Financial assets		$ 163,491	$ 139,065
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		162,830	138,362
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		661	703
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets		160,395	83,347
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		160,395	83,347
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Investments [member]
Statement Line Items [Line Items]
Financial assets	[1]	3,096	718
Investments [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	2,435	15
Investments [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	661	703
Investments [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]
Term deposits [member]
Statement Line Items [Line Items]
Financial assets			55,000
Term deposits [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets			55,000
Term deposits [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Term deposits [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets

[1]	The fair value of available-for-sale securities quoted in active markets, is determined based on a market approach reflecting the closing price of each particular security as at the statement of financial position date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore available-for-sale securities are classified within Level 1 of the fair value hierarchy. The fair values of available-for-sale securities and warrants that are not quoted in active markets are valued based on quoted prices of similar instruments in active markets or using valuation techniques where all inputs are directly or indirectly observable from market data and are classified within Level 2 of the fair value hierarchy.